Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [Line Items]
Freight and custody	₩ 2,297,544	₩ 3,077,044	₩ 1,580,200
Sales commissions	68,138	75,012	65,404
Total Selling expenses	233,579	294,482	393,075
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	55,531	77,427	192,973
Operating expenses for distribution center	4,534	2,507	7,382
Sales commissions	68,138	75,012	65,404
Sales advertising	4,083	5,782	3,620
Sales promotion	9,503	19,388	6,264
Sample	2,234	2,052	2,164
Sales insurance premium	31,622	39,018	41,069
Contract cost	46,140	57,661	61,450
Others	11,794	15,635	12,749
Total Selling expenses	₩ 233,579	₩ 294,482	₩ 393,075